Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	12.71%	17.26%	(9.44%)	10.38%	11.67%